Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Jul. 31, 2025	Jun. 30, 2025	May 31, 2025	Apr. 30, 2025	Mar. 31, 2025	Feb. 28, 2025	Jan. 31, 2025	Dec. 31, 2024	Dec. 02, 2024	Nov. 30, 2024	Oct. 31, 2024	Oct. 15, 2024	Sep. 30, 2024	Aug. 31, 2024	Jul. 31, 2024	Jun. 30, 2024	May 31, 2024	May 15, 2024	Apr. 30, 2024	Mar. 31, 2024	Feb. 29, 2024	Jan. 31, 2024	Dec. 31, 2023	Nov. 30, 2023	Nov. 15, 2023	Oct. 31, 2023	Sep. 30, 2023	Aug. 31, 2023	Jul. 31, 2023	Jun. 30, 2023	May 31, 2023	Apr. 30, 2023	Mar. 31, 2023	Feb. 28, 2023	Jan. 31, 2023	Dec. 31, 2022	Dec. 12, 2022	Nov. 30, 2022	Oct. 31, 2022	Sep. 30, 2022	Aug. 31, 2022	Jul. 31, 2022	Jun. 30, 2022	May 31, 2022	Apr. 30, 2022	Mar. 31, 2022	Feb. 28, 2022	Jan. 31, 2022	Dec. 31, 2021	Nov. 30, 2021	Oct. 31, 2021	Sep. 30, 2021	Aug. 31, 2021	Aug. 03, 2021	Jul. 31, 2021	Jun. 30, 2021	May 31, 2021	Apr. 30, 2021	Mar. 31, 2021	Feb. 28, 2021	Feb. 09, 2021	Jan. 31, 2021	Dec. 31, 2020	Nov. 30, 2020	Nov. 17, 2020	Oct. 31, 2020	Sep. 30, 2020	Aug. 31, 2020	Jul. 31, 2020	Jun. 30, 2020	May 31, 2020	Apr. 30, 2020	Mar. 31, 2020	Feb. 29, 2020	Jan. 31, 2020	Dec. 31, 2019	Nov. 30, 2019	Oct. 31, 2019	Sep. 30, 2019	Aug. 31, 2019	Jul. 31, 2019	Jun. 30, 2019	May 31, 2019	Apr. 30, 2019	Apr. 24, 2019	Mar. 31, 2019	Feb. 28, 2019	Jan. 31, 2019	Dec. 31, 2018	Nov. 30, 2018	Oct. 31, 2018	Sep. 30, 2018	Aug. 31, 2018	Jul. 31, 2018	Jun. 30, 2018	May 31, 2018	Apr. 30, 2018	Mar. 31, 2018	Feb. 28, 2018	Jan. 31, 2018	Dec. 31, 2017	Nov. 30, 2017	Oct. 31, 2017	Sep. 30, 2017	Aug. 31, 2017	Jul. 31, 2017	Jun. 30, 2017	May 31, 2017	Apr. 30, 2017	Mar. 31, 2017	Feb. 28, 2017	Jan. 31, 2017	Dec. 31, 2016	Dec. 05, 2016
C000248117
Account Value [Line Items]
Line Graph and Table Measure Name	Virtus AlphaSimplex Managed Futures ETF
C000228821
Account Value [Line Items]
Line Graph and Table Measure Name	Virtus Duff & Phelps Clean Energy ETF
C000254229
Account Value [Line Items]
Line Graph and Table Measure Name	Virtus KAR Mid-Cap ETF
C000224134
Account Value [Line Items]
Line Graph and Table Measure Name	Virtus Newfleet ABS/MBS ETF
C000246126
Account Value [Line Items]
Line Graph and Table Measure Name	Virtus Newfleet Short Duration Core Plus Bond ETF
C000162265
Account Value [Line Items]
Line Graph and Table Measure Name	Virtus Newfleet Short Duration High Yield Bond ETF
C000255321
Account Value [Line Items]
Line Graph and Table Measure Name	Virtus Seix AAA Private Credit CLO ETF
C000209678
Account Value [Line Items]
Line Graph and Table Measure Name	Virtus Seix Senior Loan ETF
C000239036
Account Value [Line Items]
Line Graph and Table Measure Name	Virtus Stone Harbor Emerging Markets High Yield Bond ETF
C000222917
Account Value [Line Items]
Line Graph and Table Measure Name	Virtus Terranova U.S. Quality Momentum ETF
FT Wilshire 5000 Index
Account Value [Line Items]
Line Graph and Table Measure Name	FT Wilshire 5000 Index
Account Value	$ 12,048	$ 11,783	$ 11,209	$ 10,535	$ 10,605	$ 11,270	$ 11,494	$ 11,144		$ 11,492	$ 10,779		$ 10,858	$ 10,642	$ 10,416	$ 10,228	$ 9,916	$ 10,000
S&P Global Broad Market Index (net)
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Global Broad Market Index (net)
Account Value	$ 13,191	13,014	12,451	11,773	11,661	12,125	12,234	11,856		12,181	11,727		12,005	11,727	11,466	11,230	11,036		$ 10,613	$ 10,982	$ 10,650	$ 10,218	$ 10,199	$ 9,689		$ 8,872	$ 9,183	$ 9,580	$ 9,867	$ 9,503	$ 8,981	$ 9,091	$ 8,979	$ 8,771	$ 9,022	$ 8,407		$ 8,735	$ 8,115	$ 7,656	$ 8,477	$ 8,781	$ 8,205	$ 8,976	$ 8,971	$ 9,749	$ 9,565	$ 9,788	$ 10,332	$ 9,944	$ 10,231	$ 9,770	$ 10,170	$ 10,000
FT Wilshire 5000 Index
Account Value [Line Items]
Line Graph and Table Measure Name	FT Wilshire 5000 Index
Account Value	$ 10,974	10,732	10,210	9,596	9,659	10,265	10,469	10,150		10,467	9,818	$ 10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 9,588	9,614	9,468	9,537	9,499	9,496	9,291	9,242		9,396	9,298		9,534	9,408	9,275	9,063	8,978		8,828	9,057	8,974	9,103	9,128	8,792		8,411	8,545	8,768	8,825	8,831	8,862	8,960	8,906	8,685	8,916	8,650		8,689	8,381	8,491	8,874	9,132	8,914	9,056	8,998	9,353	9,621	9,729	9,943	9,969	9,940	9,942	10,029		$ 10,048	$ 9,937	$ 9,868	$ 9,836	$ 9,759	$ 9,882	$ 10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,104	11,133	10,965	11,044	11,001	10,996	10,760	10,703		10,881	10,767		11,041	10,895	10,741	10,496	10,397		10,224	10,489	10,393	10,542	10,571	10,181	$ 10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,514	11,545	11,370	11,452	11,407	11,403	11,157	11,098		11,283	11,165		11,449	11,298	11,138	10,883	10,781		10,602	10,876	10,777	10,931	10,961	10,557		10,100	10,262	10,529	10,597	10,605	10,642	10,760	10,695	10,430	10,707	10,387		10,434	10,064	10,196	10,657	10,966	10,705	10,876	10,806	11,232	11,553	11,683	11,941	11,971	11,936	11,939	12,044		12,066	11,933	11,850	11,811	11,719	11,867		$ 12,041	$ 12,128	$ 12,111		$ 11,993	$ 12,047	$ 12,054	$ 12,152	$ 11,973	$ 11,898	$ 11,843	$ 11,636	$ 11,705	$ 11,498	$ 11,281	$ 11,289	$ 11,294	$ 11,261	$ 11,321	$ 11,035	$ 11,011	$ 10,874	$ 10,684		$ 10,682	$ 10,480	$ 10,487	$ 10,376	$ 10,189	$ 10,129	$ 10,209	$ 10,276	$ 10,210	$ 10,207	$ 10,220	$ 10,148	$ 10,224	$ 10,158	$ 10,256	$ 10,375	$ 10,328	$ 10,341	$ 10,335	$ 10,385	$ 10,292	$ 10,248	$ 10,258	$ 10,180	$ 10,102	$ 10,107	$ 10,040	$ 10,020	$ 10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 10,198	10,225	10,070	10,143	10,103	10,099	9,882	9,830	$ 10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 10,793	10,821	10,657	10,734	10,692	10,688	10,458	10,403		10,576	10,465		10,731	10,590	10,440	10,201	10,106		9,937	10,195	10,101	10,246	10,274	9,896		9,467	9,619	9,870	9,933	9,940	9,975	10,085	10,024	9,776	10,036	9,736		9,780	9,433	9,557	9,989	10,279	10,034	10,194	10,129	10,528	10,829	10,951	11,192	11,221	11,188	11,191	11,289		11,310	11,185	11,107	11,071	10,984	11,123		11,286	11,367	11,352		11,242	11,292	11,298	11,390	11,222	11,152	11,101	10,907	10,971	10,777	10,574	10,581	10,587	10,555	10,611	10,343	10,321	10,193	10,015	$ 10,000
Bloomberg Emerging Markets USD Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Emerging Markets USD Aggregate Bond Index
Account Value	$ 12,248	12,136	11,909	11,830	11,835	11,878	11,688	11,565		11,704	11,576		11,737	11,534	11,297	11,092	11,022		10,836	11,017	10,831	10,790	10,851	10,414		9,889	10,038	10,271	10,396	10,275	10,124	10,201	10,161	10,036	10,265	9,947	$ 10,000
S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 18,840	18,426	17,534	16,496	16,609	17,600	17,833	17,350		17,774	16,788		16,942	16,587	16,195	16,000	15,446		14,716	15,343	14,864	14,111	13,878	13,275		12,164	12,425	13,047	13,258	12,845	12,049	11,997	11,813	11,394	11,679	10,989		11,661	11,044	10,216	11,253	11,731	10,741	11,707	11,686	12,802	12,344	12,725	13,419	12,844	12,933	12,087	12,676		12,302	12,017	11,742	11,661	11,070	10,606		10,321	10,426	10,040	$ 10,000
ICE BofA US Treasury Bill 3 Month Index
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA US Treasury Bill 3 Month Index
Account Value	$ 10,574	10,538	10,503	10,465	10,429	10,395	10,362	10,324		10,282	10,243		10,204	10,160	10,112	10,067	10,026	$ 10,000
S&P Global Clean Energy Transition Index (net)
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Global Clean Energy Transition Index (net)
Account Value	$ 6,174	5,996	5,769	5,357	5,174	5,067	5,183	5,182		5,574	5,894		6,625	6,440	6,359	6,033	6,688		5,940	6,251	6,219	6,225	6,984	6,305		5,762	6,500	7,132	8,111	8,140	8,080	8,245	8,715	8,486	9,118	8,769		9,210	8,296	8,438	9,779	9,786	8,324	8,711	8,280	9,406	9,056	8,107	9,231	10,140	10,922	9,377	10,089	$ 10,000
Russell Midcap® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell Midcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 10,616	10,423	10,048	9,504	9,604	10,070	10,365	9,942		10,694	9,827	$ 10,000
ICE BofA 1-3 Year A-BBB US Corporate Index
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA 1-3 Year A-BBB US Corporate Index
Account Value	$ 11,030	11,014	10,932	10,912	10,853	10,809	10,732	10,677		10,653	10,606		10,652	10,555	10,457	10,325	10,274		10,191	10,210	10,156	10,175	10,121	9,987		9,841	9,821	9,827	9,797	9,729	9,740	9,757	9,696	9,617	9,677	9,575		9,545	9,417	9,440	9,580	9,633	9,561	9,645	9,589	9,661	9,830	9,911	9,986	9,993	10,009	10,041	10,044		10,039	10,022	10,030	10,008	9,986	9,995	$ 10,000
ICE BofA 1-5 Year Corporate & Government Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA 1-5 Year Corporate & Government Bond Index
Account Value	$ 11,010	11,016	10,929	10,951	10,854	10,801	10,697	10,641		10,650	10,604		10,712	10,614	10,506	10,351	10,283		10,188	10,261	10,215	10,280	10,240	10,081	$ 10,000
ICE BofA 1-3Y BB US Cash Pay High Yield Index
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA 1-3Y BB US Cash Pay High Yield Index
Account Value	$ 14,668	14,635	14,487	14,325	14,280	14,291	14,223	14,081		14,080	13,969		13,976	13,852	13,734	13,575	13,481		13,371	13,383	13,282	13,239	13,199	12,987		12,673	12,690	12,720	12,683	12,556	12,444	12,486	12,397	12,313	12,352	12,125		12,145	12,006	11,805	11,982	12,100	11,728	12,110	11,997	12,172	12,257	12,317	12,509	12,398	12,464	12,446	12,455		12,408	12,397	12,333	12,302	12,220	12,156		12,131	12,116	12,003		11,755	11,697	11,780	11,705	11,372	11,249	10,959	10,597	11,362	11,506	11,491	11,425	11,365	11,325	11,305	11,211	11,162	11,012	11,032		$ 10,971	$ 10,900	$ 10,801	$ 10,572	$ 10,643	$ 10,626	$ 10,656	$ 10,616	$ 10,561	$ 10,492	$ 10,483	$ 10,459	$ 10,409	$ 10,416	$ 10,448	$ 10,433	$ 10,431	$ 10,443	$ 10,430	$ 10,383	$ 10,358	$ 10,311	$ 10,291	$ 10,239	$ 10,166	$ 10,158	$ 10,105	$ 10,067	$ 10,000
J.P. Morgan CLOIE AAA Index
Account Value [Line Items]
Line Graph and Table Measure Name	J.P. Morgan CLOIE AAA Index
Account Value	$ 10,366	10,317	10,261	10,186	10,154	10,137	10,108	10,045	$ 10,000
S&P UBS Leveraged Loan Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P UBS Leveraged Loan Index
Account Value	$ 14,101	13,986	13,875	13,658	13,667	13,703	13,682	13,584		13,505	13,392		13,280	13,183	13,105	13,010	12,974		12,858	12,771	12,666	12,554	12,456	12,259		12,115	12,111	12,006	11,869	11,716	11,460	11,470	11,362	11,373	11,302	11,019		10,980	10,859	10,768	11,006	10,840	10,641	10,865	11,145	11,126	11,121	11,177	11,137	11,067	11,084	11,058	10,987		10,934	10,934	10,889	10,833	10,778	10,772		10,700	10,566	10,431		$ 10,213	$ 10,195	$ 10,126	$ 9,976	$ 9,792	$ 9,661	$ 9,308	$ 8,925	$ 10,196	$ 10,335	$ 10,281	$ 10,117	$ 10,062	$ 10,111	$ 10,069	$ 10,097	$ 10,019	$ 9,997	$ 10,019	$ 10,000
J.P. Morgan Hard Currency Credit 50-50 High Yield Index
Account Value [Line Items]
Line Graph and Table Measure Name	J.P. Morgan Hard Currency Credit 50-50 High Yield Index
Account Value	$ 13,647	13,445	13,155	12,925	13,031	13,132	12,984	12,774		12,823	12,663		12,709	12,468	12,226	12,020	11,957		11,779	11,888	11,638	11,391	11,364	10,934		10,429	10,522	10,634	10,745	10,469	10,143	10,169	10,167	10,180	10,392	10,012	$ 10,000
Terranova U.S. Quality Momentum Index
Account Value [Line Items]
Line Graph and Table Measure Name	Terranova U.S. Quality Momentum Index
Account Value	$ 17,442	$ 17,357	$ 16,737	$ 15,666	$ 15,516	$ 16,414	$ 16,899	$ 15,995		$ 17,083	$ 15,469		$ 15,456	$ 15,126	$ 14,571	$ 14,412	$ 14,044		$ 13,677	$ 14,427	$ 13,992	$ 13,023	$ 12,838	$ 12,064		$ 10,996	$ 11,500	$ 12,018	$ 12,237	$ 11,866	$ 11,149	$ 11,355	$ 11,339	$ 11,274	$ 11,558	$ 11,012		$ 11,620	$ 10,953	$ 9,973	$ 10,782	$ 11,107	$ 10,236	$ 11,106	$ 11,081	$ 12,183	$ 11,798	$ 12,066	$ 13,379	$ 12,840	$ 12,932	$ 11,907	$ 12,642		$ 12,201	$ 11,710	$ 11,322	$ 11,242	$ 10,697	$ 10,303		$ 10,245	$ 10,504	$ 10,129	$ 10,000